Segment Information - Schedule of Corporate Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Receivable from RR Donnelley	$ 84.2	$ 96.0		$ 0.0
Software-net	39.3	41.6		43.4
Deferred income tax assets, net of valuation allowances		63.7		39.9
Cash and cash equivalents	$ 12.3	36.2	$ 15.0	15.1	$ 28.6	$ 21.2
Corporate
Segment Reporting Information [Line Items]
Receivable from RR Donnelley		76.0		0.0
Software-net		41.0		42.4
Deferred income tax assets, net of valuation allowances		34.2		10.4
Cash and cash equivalents		$ 25.5		$ 0.0